Acquisition (Details) - Schedule of purchase price to assets acquired and liabilities	Dec. 31, 2021 USD ($)
Schedule of purchase price to assets acquired and liabilities [Abstract]
Cash and cash equivalents	$ 811,773
Prepaid expenses and other current assets	1,977
Balance with the Company	50,000	[1]
Investment in the Company’s shares	122,482	[2]
CLA provided to the Company	167,188	[1]
Liability to Israel National Technological Innovation Authority	(1,006,605)
Accrued expenses and other current liabilities	(123)
Goodwill	265,089	[3]
Total purchase price	$ 411,781

[1]	Such amount was eliminated at the consolidated level.
[2]	Such amount was recorded as Treasury stock within the Consolidated statements of shareholders’ equity (deficit) for the year ended December 31, 2020.
[3]	Such amount was impaired following the purchase date since Jet CU has no activity and was recorded within the Consolidated statements of comprehensive loss for the year ended December 31, 2020.